Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Proceeds from sales of investments accounted for using equity method	$ 610	$ 1,583	$ 1,854	$ 3,876
Proceeds from (payment to) settlement of foreign exchange contracts	$ (33)	$ 28	$ 24	$ 124
Shares in the investee company disposed during the period	5,900,000	15,600,000	16,000,000	40,100,000
LSEG [Member] | Call Options [Member]
Disclosure of associates [line items]
Number of shares repurchased during period			2,600,000
York Parent Limited [Member]
Disclosure of associates [line items]
Dividends received from associates, classified as investing activities			$ 1,800	$ 3,800
Proceeds from shares sold in the prior year			$ 58